Acquisition reversal receivable	6 Months Ended
Mar. 31, 2026
Acquisition reversal receivable
Acquisition reversal receivable

Note 8 – Acquisition reversal receivable

On April 24, 2025 the Dali City People’s Court issued a ruling regarding Yunnan Honghao Forestry Development Co., Ltd. (“Yunnan Honghao”), a wholly owned subsidiary of the Company. The ruling froze the assets of Shenzhen Xiangfeng Trading Co., Ltd., (“Shenzhen”), the original owner of Yunnan Honghao. The effect of the ruling rescinds the acquisition of Yunnan Honghao by the Company back to Shenzhen. Shenzhen will in turn return the cash payments made by the Company and the shares of the Company issued to Shenzhen in connection with the Equity Transfer Agreement (“Purchase Agreement”), dated September 30, 2022, back to the Company.

Prior to the filing of our Form 20-F for the fiscal year ended September 30, 2025, based on information available at that time, Shenzhen Xiangfeng Trading Co., Ltd. had represented to the Company that it had both the ability and willingness to repay the full $33.2 million. Accordingly, the Company estimated the full collectability and recorded a full gross receivable for this amount in our 2025 fiscal year financial statements.

Subsequent to January 30, 2026 (the filing date of our 2025 Form 20-F), and as of March 31, 2026, the Company learned that Shenzhen Xiangfeng Trading Co., Ltd. is currently a defendant in multiple pending litigations, and all of its bank accounts have been frozen pursuant to court orders. This new information, obtained after the filing of the 2025 Form 20-F, changes the original estimate regarding the recoverability of the $33.2 million receivable.

In accordance with ASC 250-10-45-17, a change in accounting estimate resulting from new information obtained after the issuance of prior-period financial statements shall be recognized in the period of change. Accordingly, the Company determined that this change in the estimate of the receivable’s collectability will be reflected in our future periodic filings.

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Acquisition reversal receivable	$33,151,699	$33,151,699
Less: allowance for credit losses	(33,151,699)	-
Acquisition reversal receivable, net	-	$33,151,699

The movement of allowance for credit losses was as follows:

	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance as of beginning of period	-	-
Addition	33,151,699	-
Balance as of end of period	$33,151,699	-